Non-controlling interest	6 Months Ended
Feb. 28, 2023
Non-controlling Interest
Non-controlling interest

14.	Non-controlling interest

Summarized financial information for Buckreef is disclosed below:

	Three months ended February 28,		Six months ended February 28,
Income Statement	2023	2022	2023	2022
Revenue	$10,098	$3,334	$19,816	$3,334
Comprehensive income for the period	2,998	2,124	6,660	1,735

Statement of Financial Position	February 28, 2023	August 31, 2022
Current assets	$10,622	$7,253
Non-current assets	59,662	53,789
Current liabilities	(9,562)	(8,602)
Non-current liabilities	(5,029)	(2,815)
Advances from parent, net	(37,150)	(37,725)